Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ 43,009,322	₺ 45,359,258
Gross Carrying Amount | Other assets | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,799,890	42,352,851
Gross Carrying Amount | Other assets | Less Than 30 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376,616	538,256
Gross Carrying Amount | Other assets | Less Than 60 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177,832	204,767
Gross Carrying Amount | Other assets | Less Than 90 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,754	93,423
Gross Carrying Amount | Other assets | Less Than 120 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,369	63,909
Gross Carrying Amount | Other assets | Less Than 150 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,472	71,096
Gross Carrying Amount | Other assets | Less Than 3 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	824,749	1,227,728
Gross Carrying Amount | Other assets | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347,162	549,970
Gross Carrying Amount | Other assets | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	231,478	257,258
Gross Carrying Amount | Contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,963,342	2,059,911
Gross Carrying Amount | Contract assets | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,963,342	2,059,911
Gross Carrying Amount | Other assets from financial services
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,651,843	3,686,666
Gross Carrying Amount | Other assets from financial services | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,324,919	3,085,059
Gross Carrying Amount | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180,530	382,073
Gross Carrying Amount | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,964	33,468
Gross Carrying Amount | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,653	16,199
Gross Carrying Amount | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,202	19,008
Gross Carrying Amount | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,861	9,559
Gross Carrying Amount | Other assets from financial services | Less Than 3 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,095	124,746
Gross Carrying Amount | Other assets from financial services | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,201	9,795
Gross Carrying Amount | Other assets from financial services | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,418	6,759
Loss Allowance | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(662,034)	(1,047,463)
Loss Allowance | Other assets | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(131,944)	(126,791)
Loss Allowance | Other assets | Less Than 30 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,630)	(14,697)
Loss Allowance | Other assets | Less Than 60 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,479)	(10,203)
Loss Allowance | Other assets | Less Than 90 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,762)	(9,101)
Loss Allowance | Other assets | Less Than 120 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,874)	(8,250)
Loss Allowance | Other assets | Less Than 150 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,690)	(10,135)
Loss Allowance | Other assets | Less Than 3 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(194,366)	(410,493)
Loss Allowance | Other assets | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(192,022)	(345,167)
Loss Allowance | Other assets | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(114,267)	(112,626)
Loss Allowance | Contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,346)	(10,252)
Loss Allowance | Contract assets | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,346)	(10,252)
Loss Allowance | Other assets from financial services
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(89,917)	(151,282)
Loss Allowance | Other assets from financial services | Not Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(20,033)	(20,195)
Loss Allowance | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,802)	(3,553)
Loss Allowance | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(366)	(486)
Loss Allowance | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(196)	(256)
Loss Allowance | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,046)	(9,053)
Loss Allowance | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,604)	(5,161)
Loss Allowance | Other assets from financial services | Less Than 3 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(49,260)	(96,050)
Loss Allowance | Other assets from financial services | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,192)	(9,769)
Loss Allowance | Other assets from financial services | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ (5,418)	₺ (6,759)